Contingent liabilities (Details Narrative) £ in Thousands, $ in Thousands	Jan. 23, 2023 USD ($)	Dec. 18, 2022 GBP (£)	Dec. 18, 2022 USD ($)
Aggregate consideration | £		£ 7,400
Contingent liability			$ 225
Requested for reimbursement	$ 225